Taxes on Income (Schedule of Deferred Taxes) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	€ (3,796)	€ (4,205)
Changes recognized due to business combination		2
Changes recognized in profit or loss	1,042	197
Changes recognized in equity	768
Changes recognized due to sale of operation	(1,672)
Changes recognized in other comprehensive income	244	210
Balance of deferred tax asset (liability) Ending	(4,182)	(3,796)
Financial assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	(6,935)	(7,392)
Changes recognized due to business combination
Changes recognized in profit or loss	719	200
Changes recognized in equity
Changes recognized due to sale of operation
Changes recognized in other comprehensive income	(756)	257
Balance of deferred tax asset (liability) Ending	(6,972)	(6,935)
Fixed Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	(1,916)	(3,178)
Changes recognized due to business combination
Changes recognized in profit or loss	865	1,262
Changes recognized in equity
Changes recognized due to sale of operation	(243)
Changes recognized in other comprehensive income
Balance of deferred tax asset (liability) Ending	(1,294)	(1,916)
Finance Lease Obligations And Long Term Loans [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	710	2,020
Changes recognized due to business combination
Changes recognized in profit or loss	(97)	(1,310)
Changes recognized in equity
Changes recognized due to sale of operation	(613)
Changes recognized in other comprehensive income
Balance of deferred tax asset (liability) Ending		710
Swap contract [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	198	117
Changes recognized due to business combination
Changes recognized in profit or loss	(27)	39
Changes recognized in equity	768
Changes recognized due to sale of operation	(261)
Changes recognized in other comprehensive income	768	42
Balance of deferred tax asset (liability) Ending	678	198
Losses on Income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability) Beginning	4,147	4,228
Changes recognized due to business combination		2
Changes recognized in profit or loss	(418)	6
Changes recognized in equity
Changes recognized due to sale of operation	(555)
Changes recognized in other comprehensive income	232	(89)
Balance of deferred tax asset (liability) Ending	€ 3,406	€ 4,147